Condensed Balance Sheets (Unaudited) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Current assets:
Cash and cash equivalents		$ 15,828	$ 2,554
Other current assets		204	99
Total current assets		16,032	2,653
Property and equipment, net		10	10
Intangible asset, net		2,697	2,884
Total assets		18,739	5,547
Current liabilities:
Employees and payroll-related liabilities		45	45
Other payables and accrued expenses		249	216
Warrants liability		70
Total current liabilities		364	261
Shareholders’ equity:
Ordinary shares, no par value per share; Authorized: 2,000,000,000 and 79,582 shares as of June 30, 2025, and December 31, 2024, respectively; Issued and outstanding: 5,880,763 and 16,778 shares as of June 30, 2025, and December 31, 2024, respectively	[1]
Additional paid-in capital		23,618	10,352
Accumulated deficit		(5,243)	(5,066)
Total shareholders’ equity		18,375	5,286
Total liabilities and shareholders’ equity		$ 18,739	$ 5,547

[1]	Retroactively adjusted to give effect to the reverse share split, see also note 4b.